CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Jan. 28, 2021	Dec. 31, 2020
Purchase price		$ 10.00	$ 10.00	$ 10.00
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000		10,000,000
Preferred stock, shares issued	0	0		0
Preferred stock, shares outstanding	0	0		0
Class A Common Stock
Common shares, par value, (per share)		$ 0.0001		$ 0.0001
Common shares, shares authorized		300,000,000		300,000,000
Common shares, shares issued		34,500,000		0
Common shares, shares outstanding		34,500,000		0
Class A Common Stock Subject to Redemption
Class A common stock subject to possible redemption, par value, (per share)	$ 0.0001	$ 0.0001		$ 0.0001
Class A common stock subject to possible redemption, outstanding (in shares)	34,500,000	34,500,000		0
Purchase price	$ 10.002	$ 10.00
Class A Common Stock Not Subject to Redemption
Common shares, par value, (per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common shares, shares authorized	300,000,000	300,000,000		300,000,000
Common shares, shares issued	0	0		0
Common shares, shares outstanding	0	0		0
Class B Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common shares, shares authorized	10,000,000	10,000,000		10,000,000
Common shares, shares issued	8,625,000	8,625,000		8,625,000
Common shares, shares outstanding	8,625,000	8,625,000		8,625,000